Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Operating Leases

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	85,717	72,698	74,038
Noncash changes in right-of-use assets from new lease obligations and lease modification:
Operating leases	126,099	(24,720)	4,339
Weighted average remaining lease term
Operating leases	12.2 years	12.0 years	12.3 years
Weighted average discount rate
Operating leases	6.7%	7.4%	7.6%

Summary of Maturity Analysis of Annual Undiscounted Cash Flows for Lease Liabilities

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of December 31, 2021:

RMB
2022	34,266
2023	48,943
2024	49,242
2025	51,461
2026	52,857
2027 and thereafter	409,773
Total future lease payments	646,542
Less: Imputed interest	228,099
Total lease liability balance	418,443